EQUITY (Details Narrative) - USD ($)	1 Months Ended					6 Months Ended
	May 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, authorized						100,000,000		100,000,000
Restricted award shares					20,154
Stock issued during period value issued for services						$ 1,360,000
Fair value of stock option vested
Service Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted award shares	50,000
Stock issued during period shares issued for services	50,000
Stock issued during period value issued for services	$ 340,000
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares issued for services	50,000		2,000	2,000
Stock issued during period value issued for services	$ 340,000		$ 23,100	$ 23,100
Consultant [Member] | 2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrants
Directors Executive Offcers Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares issued for services	200,000
Stock issued during period value issued for services	$ 1,360,000
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted						0	0
Stock options exercised						0	0
Zhengjiang Taoping [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted award shares		6,718			6,718
Restricted award, value		$ 49,000			$ 118,000